STATEMENTS OF CHANGES IN PARTNERS' CAPITAL	General Partner [Member] Millburn Multi Markets Trading L P [Member] USD ($)	General Partner [Member] USD ($)	Limited Partner [Member] Series A [Member] USD ($) $ / Unit shares	Limited Partner [Member] Series B [Member] USD ($) $ / Unit shares	Limited Partner [Member] Series C [Member] USD ($) $ / Unit shares	Limited Partner [Member] Series D [Member] USD ($) $ / Unit shares	Limited Partner [Member] Millburn Multi Markets Trading L P [Member] USD ($)	New Profit Memo Account [Member] Millburn Multi Markets Trading L P [Member] USD ($)	Millburn Multi Markets Trading L P [Member] USD ($)	USD ($)
PARTNERS' CAPITAL at Dec. 31, 2016	$ 806,883	$ 2,779,224	$ 158,782,193	$ 8,846,058	$ 2,478,858		$ 229,993,162		$ 230,800,045	$ 172,886,333
PARTNERS' CAPITAL, units at Dec. 31, 2016 | shares			140,590.2950	7,017.8811	1,930.6399
Capital contributions			$ 25,986,904	$ 1,152,000	$ 390,000	$ 50,000	348,496,195		348,496,195	27,578,904
Capital contributions, units | shares			22,579.9651	907.8384	297.7927	37.5601
Capital withdrawals	(3,734,700)	(400,000)	$ (23,421,474)	$ (1,134,248)	$ (576,635)		(90,584,455)		(94,319,155)	(25,532,357)
Capital withdrawals, units | shares			(20,261.5310)	(880.6830)	(434.0680)
Transfers between Series			$ (2,815,400)	$ (11,677)	$ 2,827,077
Transfers between Series, units | shares			(2,478.5488)	(9.0040)	2,162.5683
Net income (loss)	65,610	218,044	$ 5,842,314	$ 511,778	$ 239,175	$ (772)	23,582,855	1,999	23,650,464	6,810,539
Profit share			(1,182,312)	(108,754)	(47,928)					(1,338,994)
General Partner's allocation - profit share							(3,732,701)	3,732,701
Transfer of New Profit Memo Account to General Partner	3,734,700							(3,734,700)
PARTNERS' CAPITAL at Dec. 31, 2017	872,493	2,597,268	$ 163,192,225	$ 9,255,157	$ 5,310,547	$ 49,228	507,755,056		508,627,549	180,404,425
PARTNERS' CAPITAL, units at Dec. 31, 2017 | shares			140,430.1803	7,036.0325	3,956.9329	37.5601
NET ASSET VALUE PER UNIT - End of period at Dec. 31, 2017 | $ / Unit			1,162.09	1,315.39	1,342.09	1,310.65
Capital contributions			$ 4,251,000	$ 903,657	$ 999,000	$ 679,526	128,863,012		128,863,012	6,833,183
Capital contributions, units | shares			3,819.6169	698.0114	771.0349	556.2928
Capital withdrawals	(4,993,975)		$ (24,976,787)	$ (1,230,726)	$ (4,480,058)		(184,899,299)		(189,893,274)	(30,687,571)
Capital withdrawals, units | shares			(22,601.8260)	(983.5380)	(3,461.2940)
Transfers between Series			$ (277,846)	$ 54,207	$ 223,639
Transfers between Series, units | shares			(248.7231)	43.9569	170.4457
Net income (loss)	66,681	191,645	$ 3,366,112	$ 424,630	$ (19,380)	$ 82,286	27,141,734	18,672	27,227,087	4,045,293
Profit share			(932,991)	(100,960)	(25,470)	(16,303)				(1,075,724)
General Partner's allocation - profit share							(4,975,303)	4,975,303
Transfer of New Profit Memo Account to General Partner	4,993,975							(4,993,975)
PARTNERS' CAPITAL at Dec. 31, 2018	$ 939,174	$ 2,788,913	$ 144,621,713	$ 9,305,965	$ 2,008,278	$ 794,737	$ 473,885,200		$ 474,824,374	$ 159,519,606
PARTNERS' CAPITAL, units at Dec. 31, 2018 | shares			121,399.2481	6,794.4628	1,437.1195	593.8529
NET ASSET VALUE PER UNIT - End of period at Dec. 31, 2018 | $ / Unit			1,191.29	1,369.64	1,397.43	1,338.27